Unaudited Condensed Consolidated Interim Statement of Changes in Equity (Parenthetical) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Statement of changes in equity [abstract]
Total comprehensive income for the period	£ 360.8	£ 388.3	£ 978.6